Summary Of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies [Line Items]
proceed from sale of a subsidiary				$ 3,770
Cash and cash equivalents		$ 735	$ 6,363	514	$ 170,960
Current receivable - real estate disposition		0	655
Impairment of long-lived assets		1,750	0	0
VAT		4,936	9,752	10,108
Advertising and marketing expenses		$ 962	$ 3,568	64
Ordinary shares, par value		$ 0.00002	$ 0.00002
American depository shares to common stock ratio	0.0133%	0.0666%
Product and component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate		17.00%
Design fees
Summary Of Significant Accounting Policies [Line Items]
VAT rate		6.00%
Component sales
Summary Of Significant Accounting Policies [Line Items]
VAT rate		13.00%
Others
Summary Of Significant Accounting Policies [Line Items]
VAT rate		17.00%
Bug fixing services | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term		1 year
Bug fixing services | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty term		3 years
Sales of products
Summary Of Significant Accounting Policies [Line Items]
Product warranty term		1 year
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Summary Of Significant Accounting Policies [Line Items]
proceed from sale of a subsidiary		$ 65,093
Subsidiaries, VIEs and VIE's Subsidiary
Summary Of Significant Accounting Policies [Line Items]
Business tax rate		5.00%
Business tax		$ 0	$ 65	227
Some local governments in PRC
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income		209	20	162
Compensation for performing government endorsed projects
Summary Of Significant Accounting Policies [Line Items]
Government subsidy income		0	0	0
Liability on government grant		4,181	4,177	$ 4,400
Real Estate
Summary Of Significant Accounting Policies [Line Items]
Current receivable - real estate disposition		$ 35,983	$ 2,105
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful lives		50 years
Software licenses
Summary Of Significant Accounting Policies [Line Items]
Impairment of long-lived assets		$ 1,750
Software licenses | Minimum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful lives		2 years
Software licenses | Maximum
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, estimated useful lives		5 years